Securities	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Securities

NOTE 5:  SECURITIES

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at July 31, 2020 and October 31, 2019.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)							As at
			July 31, 2020				October 31, 2019
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value

Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$18,063	$181	$(2)	$18,242	$9,603	$62	$(2)	$9,663
Provinces	16,537	162	(37)	16,662	12,890	77	(40)	12,927
U.S. federal, state, municipal governments, and agencies debt	37,762	223	(45)	37,940	40,703	86	(52)	40,737
Other OECD government guaranteed debt	14,315	47	(6)	14,356	14,394	21	(8)	14,407

Mortgage-backed securities	4,151	11	(1)	4,161	5,407	31	(1)	5,437

	90,828	624	(91)	91,361	82,997	277	(103)	83,171
Other debt securities
Asset-backed securities	11,070	30	(149)	10,951	15,890	29	(31)	15,888
Non-agency collateralized mortgage obligation portfolio	–	–	–	–	247	–	–	247

Corporate and other debt	9,465	75	(57)	9,483	7,832	27	(25)	7,834

	20,535	105	(206)	20,434	23,969	56	(56)	23,969

Total debt securities	111,363	729	(297)	111,795	106,966	333	(159)	107,140
Equity securities
Common shares	2,624	26	(246)	2,404	1,594	31	(27)	1,598

Preferred shares	303	–	(98)	205	302	4	(64)	242

	2,927	26	(344)	2,609	1,896	35	(91)	1,840
Total securities at fair value through other comprehensive income	$114,290	$755	$(641)	$114,404	$108,862	$368	$(250)	$108,980

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)		As at	For the three months ended		For the nine months ended
	July 31, 2020	October 31, 2019	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$2,404	$1,598	$21	$12	$72	$52

Preferred shares	205	242	3	4	10	11
Total	$2,609	$1,840	$24	$16	$82	$63

The Bank disposed of equity securities in line with the Bank’s investment strategy with a fair value of $7 million and $35 million during the three and nine months ended July 31, 2020, respectively (three and nine months ended July 31, 2019 – $4 million and $316 million, respectively). The Bank realized a cumulative loss of nil and $6 million during the three and nine months ended July 31, 2020, respectively (cumulative gain (loss) during the three and nine months ended July 31, 2019 – $(1) million and $67 million, respectively) on disposal of these equity securities and recognized dividend income of nil during the three and nine months ended July 31, 2020 (three and nine months ended July 31, 2019 – nil and $3 million, respectively).

Securities Net Realized Gains (Losses)

(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Debt securities at amortized cost	$4	$1	$4	$45

Debt securities at fair value through other comprehensive income	6	22	4	2
Total	$10	$23	$8	$47

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a borrower risk rating and facility risk rating, as detailed in the shaded area of the “Managing Risk” section of the 2019 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)	As at
	July 31, 2020					October 31, 2019
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Debt securities
Investment grade	$308,909	$–	$	n/a	$308,909	$235,475	$–	$	n/a	$235,475
Non-Investment grade	2,744	254		n/a	2,998	2,109	54		n/a	2,163
Watch and classified	n/a	1		n/a	1	n/a	–		n/a	–

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	311,653	255		–	311,908	237,584	54		–	237,638

Allowance for credit losses on debt securities at amortized cost	2	–		–	2	1	–		–	1
Debt securities, net of allowance	$311,651	$255		$–	$311,906	$237,583	$54		$–	$237,637

As at July 31, 2020, the allowance for credit losses on debt securities was $7 million (October 31, 2019 – $4 million), comprising $2 million (October 31, 2019 – $1 million) for debt securities at amortized cost (DSAC) and $5 million (October 31, 2019 – $3 million) for debt securities at FVOCI. For the three and nine months ended July 31, 2020, the Bank reported a provision for (recovery of) credit losses of $1 million (three and nine months ended July 31, 2019 – nil), on DSAC. For the three and nine months ended July 31, 2020, the Bank reported a provision for (recovery of) credit losses of $(6) million and $2 million, respectively (three and nine months ended July 31, 2019 – provision for (recovery of) credit losses of nil and $(2) million, respectively) on debt securities at FVOCI.